SCHEDULE OF LOSS BEFORE INCOME TAX (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Total loss before income taxes	$ (3,151,499)	$ (3,156,995)	$ (2,068,061)
TAIWAN
Total loss before income taxes	(919,388)	(524,817)	(1,080,901)
P R C [Member]
Total loss before income taxes	(1,092,276)	(2,072,174)	(915,690)
Other [Member]
Total loss before income taxes	$ (1,139,835)	$ (560,004)	$ (71,470)